Inventories (Tables)	12 Months Ended
Dec. 31, 2019
Inventories [abstract]
Schedule of Inventories

	December 31,	December 31,
	2019	2018
Concentrate stockpiles	$2,640	$1,671
Ore stockpiles	3,730	3,166
Materials and supplies	8,101	9,549
Inventories	$14,471	$14,386